Accrued payroll and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018
Current:
Accrued payroll	$ 77,087		$ 77,286
Accrued expenses	6,586		10,330
Other liabilities	2,706		6,550
Accrued payroll and other liabilities, current	86,379		94,166
Disaggregation of Revenue [Line Items]
Phantom RSU award liability	2,102		0
Deferred rent			16,404
Security deposits	6,836		6,322
Other liabilities	2,365		497
Accrued payroll and other liabilities, non-current	23,497	$ 18,918	35,322	$ 34,378
Initial fees
Disaggregation of Revenue [Line Items]
Deferred income	5,802		5,827
Excluding Franchise, Initial Fees
Disaggregation of Revenue [Line Items]
Deferred income	$ 6,392		$ 6,272